Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment
Schedule of property, plant and equipment

				Furniture
				and
				fixtures,
				other
			Plant	equipment
		Leasehold	and	and motor	Construction
	Buildings	improvements	equipment	vehicles	in progress	Total

	(in US$’000)
Cost
As at January 1, 2020	2,212	17,022	4,474	19,571	928	44,207
Additions	—	269	59	2,993	4,571	7,892
Disposals	—	(3,103)	(3)	(1,846)	—	(4,952)
Transfers	—	1,014	789	913	(2,716)	—
Exchange differences	160	1,144	324	1,409	267	3,304
As at December 31, 2020	2,372	16,346	5,643	23,040	3,050	50,451
Accumulated depreciation
As at January 1, 2020	1,406	8,304	1,155	12,487	—	23,352
Depreciation	112	2,701	484	2,646	—	5,943
Disposals	—	(3,051)	(1)	(1,815)	—	(4,867)
Exchange differences	108	698	109	938	—	1,853
As at December 31, 2020	1,626	8,652	1,747	14,256	—	26,281
Net book value
As at December 31, 2020	746	7,694	3,896	8,784	3,050	24,170

				Furniture
				and
				fixtures,
				other
			Plant	equipment
		Leasehold	and	and motor	Construction
	Buildings	improvements	equipment	vehicles	in progress	Total

	(in US$’000)
Cost
As at January 1, 2019	2,272	13,684	3,218	16,643	625	36,442
Additions	—	587	247	3,470	5,329	9,633
Disposals	—	—	—	(812)	—	(812)
Transfers	—	3,103	1,096	755	(4,954)	—
Exchange differences	(60)	(352)	(87)	(485)	(72)	(1,056)
As at December 31, 2019	2,212	17,022	4,474	19,571	928	44,207
Accumulated depreciation
As at January 1, 2019	1,330	6,244	782	11,470	—	19,826
Depreciation	114	2,270	402	2,058	—	4,844
Disposals	—	—	—	(720)	—	(720)
Exchange differences	(38)	(210)	(29)	(321)	—	(598)
As at December 31, 2019	1,406	8,304	1,155	12,487	—	23,352
Net book value
As at December 31, 2019	806	8,718	3,319	7,084	928	20,855